Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended													12 Months Ended							0 Months Ended	3 Months Ended				0 Months Ended	12 Months Ended							12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended		12 Months Ended
	May 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Interest Rate Swaps [Member] Swap	Dec. 31, 2012 Interest Rate Swaps [Member]	May 31, 2013 Interest Rate Swaps [Member] Swap	Aug. 23, 2012 Interest Rate Swaps [Member] Swap	May 13, 2013 Interest Rate Swaps [Member] Maximum [Member]	May 13, 2013 Interest Rate Swaps [Member] Minimum [Member]	May 31, 2013 Interest Rate Swap One [Member]	Aug. 23, 2012 Interest Rate Swap One [Member]	May 31, 2013 Interest Rate Swap Two [Member]	Aug. 23, 2012 Interest Rate Swap Two [Member]	Dec. 31, 2013 Short-Term Loans [Member]	Dec. 31, 2013 Letter of Credit [Member]	May 14, 2013 Revolving Credit Agreement [Member]	Apr. 05, 2013 Revolving Credit Agreement [Member]	Apr. 04, 2013 Revolving Credit Agreement [Member]	Apr. 15, 2011 Revolving Credit Agreement [Member]	Mar. 31, 2014 Subsequent Events [Member] Interest Rate Swaps [Member]	Apr. 24, 2013 Term B Loan [Member]	Mar. 31, 2012 Term B Loan [Member]	Dec. 31, 2013 Term B Loan [Member]	Dec. 31, 2012 Term B Loan [Member]	Feb. 17, 2011 Term B Loan [Member]	Apr. 24, 2013 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	Apr. 05, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Mar. 30, 2012 Senior Notes [Member]	Dec. 31, 2009 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] Partnership Units [Member]	Dec. 31, 2009 Senior Notes [Member] Partnership Units [Member]	Dec. 31, 2011 Senior Notes [Member] Common Stock [Member]	Apr. 24, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] On or After December 1, 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] On or After December 1, 2015 [Member]	Apr. 24, 2013 Senior Notes and Term B Loan [Member]	Feb. 17, 2011 Term Loans [Member] Tranches	Dec. 31, 2013 Term A Loan [Member]	Dec. 31, 2012 Term A Loan [Member]	Feb. 17, 2011 Term A Loan [Member]	Apr. 15, 2011 Term B Loan Refinanced to Term A Loan [Member]	May 14, 2013 Term B-2 Loans [Member]	Dec. 31, 2013 Term B-2 Loans [Member]	Dec. 31, 2012 Term B-2 Loans [Member]	May 14, 2013 Term B-2 Loans [Member] Federal Funds Rate [Member]	May 14, 2013 Term B-2 Loans [Member] Base Rate Loan [Member]	May 14, 2013 Term B-2 Loans [Member] LIBOR Rate Loan [Member]	Apr. 05, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member]	Dec. 31, 2013 Senior Secured Credit Facilities [Member]	Dec. 31, 2013 Senior Secured Credit Facilities [Member] Subject to SEA Attaining Certain Total Leverage Ratios [Member] Maximum [Member]	Dec. 31, 2013 Senior Secured Credit Facilities [Member] Subject to SEA Attaining Certain Total Leverage Ratios [Member] Minimum [Member]	Dec. 31, 2013 Second Supplemental Indenture [Member]	Dec. 31, 2013 Second Supplemental Indenture [Member] Revised [Member]	Apr. 05, 2013 Fourth Supplemental Indenture [Member]
Debt Instrument [Line Items]
Repayment of portion of Term Loan B																						$ 37,000
Repayment of Senior Notes																											140,000
Redemption price for Senior Notes Percentage																											111.00%									111.00%	100.00%	105.50%	102.75%
Senior Notes redemption percentage																											35.00%
Redemption premium included in early extinguishment of debt		15,400																									15,400
Write-off of discounts and deferred financing costs																																								5,500
Aggregate principal amount of debt instrument																										900,000						400,000												150,000		1,405,000
Debt instrument interest rate																															11.00%	13.50%
Long-term debt, maturity date																												Dec. 01, 2016																		May 14, 2020	May 14, 2020
Number of tranches																																									2
Amounts of outstanding long-term debt (In USD)		1,657,975	1,845,774																						1,293,774			260,000		400,000													152,000		17,000		1,397,975
Senior secured revolving credit facility existing															20,000	50,000		192,500	172,500	172,500
Proceeds from issuance of debt		1,455	487,163	550,291																			500,000
Number of days used to calculate maturity																																																				91 days
Amount aggregate principal outstanding must be greater than to use the corresponding instrument's maturity date																													50,000
Senior secured revolving credit facility maturity date																																																				The new senior secured revolving credit facility will mature on the earlier of (a) April 24, 2018 or (b) the 91st day prior to the earlier of (1) the maturity date of Senior Notes with an aggregate principal amount greater than $50,000 outstanding and (2) the maturity date of any indebtedness incurred to refinance any of the Term Loans or the Senior Notes.	The new senior secured revolving credit facility will mature on the earlier of (a) April 24, 2018 or (b) the 91st day prior to the earlier of (1) the maturity date of Senior Notes with an aggregate principal amount greater than $50,000 outstanding and (2) the maturity date of any indebtedness incurred to refinance any of the Term Loans or the Senior Notes.
Interest rate, description																																														Borrowings under the Term B-2 Loans bear interest, at SEA's option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America's prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association ("BBA") LIBOR rate for the interest period relevant to such borrowing.	Borrowings under the Term B-2 Loans bear interest, at SEA's option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America's prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association ("BBA") LIBOR rate for the interest period relevant to such borrowing.
Margin for Term Loans																																																	0.50%	1.25%	2.25%
Floor rate																																																		1.75%	0.75%
Basis point step-down in applicable margin, description																																														The applicable margin for the Term B-2 Loans (under either a base rate or LIBOR rate) is subject to one 25 basis point step-down upon achievement by SEA of a certain leverage ratio.	The applicable margin for the Term B-2 Loans (under either a base rate or LIBOR rate) is subject to one 25 basis point step-down upon achievement by SEA of a certain leverage ratio.
Basis point step down on applicable margin upon achievement of certain leverage ratio																																															25
LIBOR interest rate		3.00%
Permitted increased commitments under the Revolving Credit Facility in aggregate principal amount																	350,000
Percent of original principal amount on effective date used to calculate aggregate annual amount which will amortize in equal quarterly installments																																														1.00%
Maximum first lien secured net leverage ratio	3.50
Written off of debt issuance cost	11,500
Capitalized fees		13,968	7,024	5,926
Commitment fees on unused portion of facility		0.50%
Duration of loan															5 days
Outstanding letters of credit		23,500
Letters of credit available amount																																																					169,000
Percentage of annual excess cash flow used to prepay outstanding loan																																																							50.00%	25.00%	0.00%
Percentage of net proceeds from sale of non-ordinary assets																																																							100.00%
Percentage of net proceeds incurrence of debt																																																							100.00%
Mandatory prepayments		0	0
Percentage of equity interest owned																																																							100.00%
Line of credit facility collateral description																																																							The Senior Secured Credit Facilities are collateralized by first priority or equivalent security interests, subject to certain exceptions, in (i) all the capital stock of, or other equity interests in, substantially all of the Company’s direct or indirect material domestic subsidiaries and 65% of the capital stock of, or other equity interests in, any “first tier” foreign subsidiaries and (ii) certain tangible and intangible assets of SEA and the Company. Certain financial, affirmative and negative covenants, including a maximum total net leverage ratio, minimum interest coverage ratio and maximum capital expenditures are included in the Senior Secured Credit Facilities.
Percentage of capital stock																																																							65.00%
Percent of Senior Notes principle amount used to calculate applicable premium																																					1.00%
Redemption of Senior Notes, description																												SEA can redeem some or all of the Senior Notes at any time prior to December 1, 2014, at a price equal to 100% of the principal amount of the Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of the holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes.
Basis points over the principal balance of the Senior Notes																																					50
Debt instrument covenant leverage ratio, description																												The Second Supplemental Indenture also increased the covenant leverage ratio, as defined, from 2.75 to 1.00 to 3.00 to 1.00.
Covenant leverage ratio as defined																																																										2.75	3.00
Maximum termination fee payment allowed for the advisory agreement termination																																																												50,000
Warrant issued in connection with senior note																																808,000		101,000
Price per unit																																100
Additional paid-in capital and a discount on the Senior Notes																																5,000
Limited Partnership Units of the Partnerships																																	101,000
Shares of common stock issued to Partnerships as a result of warrants exercised																																			808,000
Unamortized discount		16,742	21,800																									2,083		2,798
Deferred financing costs, net		32,317	44,103
Payment of financing costs		13,968	15,046
Number of interest rate swap held					2		2	2
Notional amount of interest rate swap					550,000		550,000	550,000			275,000	275,000	275,000	275,000							450,000
Maturity of interest rate swap					Sep. 30, 2016	Sep. 30, 2016
Fixed rate of interest on swaps								1.247%	1.051%	1.049%
Cash paid for interest		$ 85,514	$ 102,551	$ 97,575